Loss per share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	358,677	224,055	3,022,141
Convertible Redeemable Preference Shares [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	0	0	2,871,351
Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	26,000	26,000	0
Restricted ordinary shares [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	21,635	32,452	0
Share options [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	54,937	53,096	114,244
Restricted Stock Units [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	131,765	64,752	36,546
Shares committed under ESPP [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	2,890	0	0
Options To Swap the Shares In GHL Subsidiaries for GHL Class A Ordinary Shares [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	121,450	47,755	0